BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
BASIS OF PREPARATION [Text Block]

2. BASIS OF PREPARATION

(a) Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Board of Directors on March 6, 2019.

(b) Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis except for certain assets and liabilities initially recognized in connection with business combinations, and certain financial instruments, which are measured at fair value.

(c) Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars (“USD”). The functional currency of the Corporation and each of the Corporation’s wholly-owned subsidiaries is also USD, except for Points Travel Inc. which uses the Canadian dollar (“CAD”) as its functional currency. Items included in the financial statements of each subsidiary are measured using their respective functional currencies and translated for presentation in the consolidated statements as required. All financial information has been rounded to the nearest thousand, except where otherwise indicated.

(d) Basis of consolidation

Subsidiaries are entities the Corporation controls. Entities over which the Corporation has control are fully consolidated from the date that control commences until the date that control ceases. All intercompany transactions and balances between subsidiaries are eliminated on consolidation.

(e) Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Significant changes in these assumptions, including those related to our future business plans and cash flows, could materially change the amounts we record. Actual results may differ from these estimates.

On an ongoing basis, the Corporation has applied judgments in the following areas:

  determining whether revenue and direct costs of revenue should be appropriately presented on a gross or net basis;
  determining cash generating units (“CGUs”) and the allocation of goodwill for the purpose of impairment testing;
  choosing methods for depreciating and amortizing our property and equipment and intangible assets that represent most accurately the consumption of benefits derived from those assets. In making this determination, the Corporation has considered assumptions that are most representative of the economic substance of the intended use of the underlying assets. These same assumptions were used when deciding to designate certain intangible assets as assets with indefinite useful lives as the Corporation believes that there is no limit to the period that these assets are expected to generate net cash inflows;
  determining which projects qualify for capitalization of direct labour cost to intangible assets determining whether certain hedging relationships and financial instruments qualify for hedge accounting; and
  interpreting tax rules and regulations.

The Corporation also uses significant estimates in the following areas:

  determining the recoverable amount of financial and non-financial assets when testing for impairment; and
  determining the fair value of share-based payments and derivative instruments.
Estimates are based on historical experience adjusted as appropriate for current circumstances and other assumptions that management believes to be reasonable. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The application of the estimates and judgments noted above are discussed in Note 3.